Income Taxes - Schedule of income tax benefit (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Federal		$ 0	$ 0
Foreign		0	0
State		(1,767,803)	(1,154,935)
Income Tax Expense (Benefit), Total	$ (1,161,197)	$ (1,767,803)	$ (1,154,935)